Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Status of Plans
Following is a summary of the status of the stock options remaining under the plans for the years ending December 31, 2021, 2020 and 2019:

	Directors’ Plan
	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2019	52,500	$21.55
Granted	—	—
Exercised	—	—
Expired	(12,000)	21.75

Outstanding at December 31, 2019	40,500	$21.49
Granted	—	—
Exercised	(7,500)	19.26
Expired	(13,500)	25.72

Outstanding at December 31, 2020	19,500	$19.42
Granted	—	—
Exercised	—	—
Expired	(10,500)	20.02

Outstanding at December 31, 2021	9,000	$18.76

Options exercisable at:
December 31, 2021	9,000	$18.76

Outstanding Stock Options Granted in Relation to Option Price and Weighted Average Maturity
The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

Range of Exercise Prices	Options Outstanding	Weighted Average Price	Weighted Average Life Remaining
$15.01 to $20.00	9,000	$18.76	4 months

Total	9,000	$18.76	4 months